Taxes on Income (Details) - Schedule of Reconciliation of Theoretical Taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Theoretical Taxes on income [Abstract]
Loss before taxes on income, as reported in the statement of profit or loss percentage	23.00%	23.00%	23.00%
Loss before taxes on income, as reported in the statement of profit or loss	$ 6,089	$ 12,783	$ 9,470
Theoretical tax benefit	(1,400)	(2,940)	(2,178)
Increase (decrease) in effective tax rate due to:
Tax benefits arising from reduced tax rate under Preferred Technological Enterprise	(590)	441	497
Decrease in taxes resulting from utilization of losses in the reported year for which deferred taxes were not recognized in prior years	(843)
Increase in taxes resulting from permanent differences - non-deductible expenses	2,206	261	214
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized	145	1,911	522
Tax benefit	$ (482)	$ (327)	$ (945)